NET LOSS PER SHARE OF COMMON STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE WEIGHTED-AVERAGE SHARES OUTSTANDING

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	September 30,
	2022	2021
Calculation of Numerator:
Net loss	$(17,756)	(12,895)

Loss applicable to common stockholders	$(17,756)	$(12,895)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	21,233,485	20,634,092

Net loss per share of Common Stock (basic and diluted)	$(0.84)	$(0.62)

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	2021	2020
Calculation of Numerator:
Net loss	$(20,288)	(12,057)
Warrant beneficial conversion feature	-	(3,598	)(1)
Accretion of Series A Preferred Stock redemption amount	-	(2,333	)(2)

Loss applicable to common stockholders	$(20,288)	$(17,988)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	21,233	12,869

Net loss per share of Common Stock (basic and diluted)	$(0.96)	$(1.40)

(1)	Represents the beneficial conversion feature related to warrants issued in settlement as discussed in Note 9.
(2)	Represents accretion of the Series A Preferred Stock redemption premium discussed in Note 8.

SCHEDULE OF OUTSTANDING COMMON STOCK SECURITIES NOT INCLUDED IN THE COMPUTATION OF DILUTED NET LOSS PER SHARE

As of September 30, 2022 and December 31, 2021, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	September 30,	December 31,
	2022	2021
Common stock warrants	2,766	2,556
Common stock options	2,898	2,851
Total	5,664	5,407

As of December 31, 2021, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	2021	2020

Common stock warrants	2,556	1,960
Common stock options	2,851	2,302
Total	5,407	4,262